PGIM Nasdaq-100 Buffer 12 ETF - October Average Annual Total Returns		12 Months Ended
	Oct. 01, 2026	Dec. 31, 2025	Dec. 31, 2025
Nasdaq-100 Price Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.17%	20.17%	[1]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		14.28%	14.16%
Performance Inception Date	Dec. 27, 2024
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.28%	14.16%
Performance Inception Date	Dec. 27, 2024
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.45%	10.79%
Performance Inception Date	Dec. 27, 2024

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.